Income Taxes - Schedule of Movements of Net Deferred Tax Positions (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and equipment [Member]
Schedule of Movements of Net Deferred Tax Positions [Line Items]
Opening balance	$ (5)
Net income statement movement	(5)	(5)
Closing balance	(10)	(5)
Intangible assets [Member]
Schedule of Movements of Net Deferred Tax Positions [Line Items]
Opening balance	(4)	(6)
Net income statement movement	2	2
Closing balance	(2)	(4)
Trade receivables [Member]
Schedule of Movements of Net Deferred Tax Positions [Line Items]
Opening balance	2	2
Net income statement movement
Closing balance	2	2
Provisions [Member]
Schedule of Movements of Net Deferred Tax Positions [Line Items]
Opening balance	1	1
Net income statement movement
Closing balance	1	1
Accounts payable [Member]
Schedule of Movements of Net Deferred Tax Positions [Line Items]
Opening balance	1
Net income statement movement		1
Closing balance	1	1
Other [Member]
Schedule of Movements of Net Deferred Tax Positions [Line Items]
Opening balance
Net income statement movement	2
Closing balance	2
Deferred tax positions [Member]
Schedule of Movements of Net Deferred Tax Positions [Line Items]
Opening balance	(5)	(3)
Net income statement movement	(1)	(2)
Closing balance	$ (6)	$ (5)